DEFERRED INCOME (Tables)	3 Months Ended
Mar. 31, 2025
Schedule Of Deferred Income
SCHEDULE OF DEFERRED INCOME

	March 31, 2025	December 31, 2024
Deferred, revenue beginning	$86,681	$107,674
Revenue recognized	(3,633)	(21,852)
Unearned revenues received	19,159	1,744
Foreign exchange	(1,822)	(885)
	$100,385	$86,681
Current portion	$37,221	$18,542
Long term portion	63,164	68,139
	$100,385	$86,681